Income Taxes - 2014 Tax Reform (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Less: Current portion		$ 774,433	$ 4,457,904
2014 Tax Reform
Income Taxes
Aggregate additional income tax liability for the elimination of the tax consolidation regime	$ 6,813,595
Benefit from tax loss carry forwards of Mexican companies in the Group	$ 7,936,044
Tax losses of subsidiaries, net			183,256
Less: Current portion			$ 183,256